PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

Electronics and office equipment	43,315	54,615	7,943
Motor vehicles	11,804	11,893	1,730
Leasehold improvements	106,904	118,925	17,297

Property and equipment, cost	162,023	185,433	26,970
Less: Accumulated depreciation	(56,521)	(88,238)	(12,834)

Property and equipment, net	105,502	97,195	14,136

Depreciation expenses from continuing operations for the years ended December 31, 2016, 2017 and 2018 were approximately RMB12,860, RMB13,181 and RMB31,027 (US$4,513), respectively. Depreciation expenses from discontinued operations were approximately RMB 5, RMB 219 and RMB 42(US$26) for the years ended December 31, 2016, 2017 and 2018, respectively.